ACCOUNTS RECEIVABLE - Summary of Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts – beginning	$ (57)	$ (63)
Write-offs	18	20
Additions to allowance for doubtful accounts	(22)	(14)
Allowance for doubtful accounts – ending	$ (61)	$ (57)